Exhibit 99.1

MONTHLY SERVICER'S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2013-2

Collection Period	07/01/14-07/31/14
Determination Date	8/11/2014
Distribution Date	8/15/2014

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$607,782,477.62
2.	Collections allocable to Principal				$20,739,129.59
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$1,176,683.87

5.	Pool Balance on the close of the last day of the related Collection Period				$585,866,664.16
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				40,379
7.	Initial Pool Balance				$920,000,013.44

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$131,182,477.55		$109,266,664.09
	c.	Class A-3 Note Balance	$288,000,000.00		$288,000,000.00
	d.	Class A-4 Note Balance	$133,860,000.00		$133,860,000.00
	e.	Class B Note Balance	$20,700,000.00		$20,700,000.00
	f.	Class C Note Balance	$17,940,000.00		$17,940,000.00
	g.	Class D Note Balance	$11,500,000.00		$11,500,000.00

	h.	Note Balance (sum a - g)	$603,182,477.55		$581,266,664.09

9.	Pool Factors

	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.4231693		0.3524731
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.6556331		0.6318116

10.	Overcollateralization Target Amount				$4,600,000.07

11.	Current overcollateralization amount (Pool Balance - Note Balance)				$4,600,000.07

12.	Weighted Average Coupon			%	7.15%
13.	Weighted Average Original Term			months	66.28
14.	Weighted Average Remaining Term			months	49.12

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$3,659,744.03
	b.	Liquidation Proceeds allocable to Finance Charge			$1,473.16
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$3,661,217.19

16.	Principal:
	a.	Collections allocable to Principal			$20,739,129.59
	b.	Liquidation Proceeds allocable to Principal			$594,487.81
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$21,333,617.40

17.	Total Finance Charge and Principal Collections (15d+16d)				$24,994,834.59
18.	Interest Income from Collection Account				$1,189.29
19.	Simple Interest Advances				$0.00

20.	Available Collections (Ln17+18+19)				$24,996,023.88

Available Funds

21.	Available Collections		$24,996,023.88
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$24,996,023.88

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$506,485.40
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$506,485.40

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$3,798.64
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$3,798.64

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00

	e.	Class A-2 Monthly Interest	$45,913.87
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$45,913.87

	i.	Class A-3 Monthly Interest	$153,600.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$153,600.00

	m.	Class A-4 Monthly Interest	$93,702.00
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$93,702.00

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$20,872.50
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$20,872.50

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$24,069.50
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$24,069.50

32.	Tertiary Principal Distributable Amount		$5,815,813.39

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$19,741.67
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$19,741.67

34.	Quaternary Principal Distributable Amount		$11,500,000.00

35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$18,183,996.97

36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$4,600,000.07

38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39.	Additional Servicing Fees, if any		$0.00

40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$3,661,217.19
	b.	Total Daily Deposits of Principal Collections	$21,333,617.40
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$1,189.29

	e.	Total Deposits to Collection Account (sum a - d)	$24,996,023.88

42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$506,485.40
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$3,798.64
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$22,273,713.00
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,212,026.84

	f.	Total Withdrawals from Collection Account (sum a - e)	$24,996,023.88

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$45,913.87
	c.	Class A-3 Interest Distribution	$153,600.00
	d.	Class A-4 Interest Distribution	$93,702.00
	e.	Class B Interest Distribution	$20,872.50
	f.	Class C Interest Distribution	$24,069.50
	g.	Class D Interest Distribution	$19,741.67
	h.	Class A-1 Principal Distribution	$0.00
	i.	Class A-2 Principal Distribution	$21,915,813.46
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$22,273,713.00

44.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$21,961,727.33
	c.	Class A-3 Distribution	$153,600.00
	d.	Class A-4 Distribution	$93,702.00
	e.	Class B Distribution	$20,872.50
	f.	Class C Distribution	$24,069.50
	g.	Class D Distribution	$19,741.67

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$22,273,713.00

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$2,212,026.84
	b.	Reserve Account surplus (Ln 55)	$131.09

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$2,212,157.93

46.	Withdrawals
	a.	Certificateholder Distribution	$2,212,157.93

	b.	Total Withdrawals from Certificate Payment Account	$2,212,157.93

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$2,300,000.03	$2,300,000.03
	b.	Note Balance	$581,266,664.09

48.	Required Reserve Account Amount		$2,300,000.03

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)			$2,300,000.03
50.	Investment Earnings			$131.09
51.	Reserve Account Draw Amount			$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)			$2,300,131.12
53.	Deposit from Available Funds (Ln 42d)			$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist			$131.09

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)			$2,300,000.03
57.	Reserve Account Deficiency (Ln48 - Ln56)			$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
59.	Amount to be paid to Servicer from the Collection Account			$506,485.40
60.	Amount to be paid to Backup Servicer from the Collection Account			$3,798.64
61.	Amount to be deposited from the Collection Account into the Note Payment Account			$22,273,713.00
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$2,212,026.84
63.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
	Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists		$131.09
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$21,961,727.33
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$153,600.00
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$93,702.00
69.	Amount to be paid to Class B Noteholders from the Note Payment Account			$20,872.50
70.	Amount to be paid to Class C Noteholders from the Note Payment Account			$24,069.50
71.	Amount to be paid to Class D Noteholders from the Note Payment Account			$19,741.67
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus			$2,212,157.93

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$580,722.90
74.	Cumulative Net Losses			$7,370,758.89
75.	Cumulative Net Loss Percentage			0.8012%

			Number of Loans	Principal Balance
76.	Delinquency Analysis
	a.	31 to 60 days past due	724	$11,828,249.62
	b.	61 to 90 days past due	276	$4,273,216.05
	c.	91 or more days past due	110	$1,643,056.07

	d.	Total Past Due (sum a-c)	1,110	17,744,521.74

Servicer Covenant

77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,319,291,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on August 11, 2014.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer